Business combinations, 2020 (Details) $ in Thousands			9 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Apr. 03, 2020 USD ($) MW	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets			$ 507,018
Other non-current assets			13,086
Cash & cash equivalents			20,339
Other current assets			62,271
Non-current project debt			(287,348)
Current project debt			(37,582)
Other current and non-current liabilities			(86,892)
Non-controlling interests			(8,287)
Total net assets acquired at fair value			186,360
Asset acquisition - purchase price paid			(183,312)
Net result of business combinations			0
Revenue contributed by the acquisitions			126,000
Amount of profit after tax			$ (4,700)
Additional revenue amount				$ 14,800
Additional amount of profit after tax				1,800
Chile PV 1 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW		55
Payment to acquire equity investment		$ 4,000
Percentage of non-controlling interests		65.00%
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets				172,321
Other non-current assets				355
Cash & cash equivalents				17,646
Other current assets				31,422
Non-current project debt				(149,585)
Current project debt				(8,680)
Other current and non-current liabilities				(15,561)
Non-controlling interests				(25,308)
Total net assets acquired at fair value				22,610
Asset acquisition - purchase price paid				(22,610)
Net result of business combinations				0
Revenue contributed by the acquisitions				22,500
Amount of profit after tax				6,300
Additional revenue amount				14,700
Additional amount of profit after tax				$ 3,700
Befesa Agua Tenes, S.L.U. [Member]
Business combinations [Abstract]
Percentage of non-controlling interests	49.00%
Percentage of interest acquired	51.00%
Total investment	$ 19,000